Acquisitions and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010 item
Acquisitions and intangible assets
Cash purchase price	$ 6,130	$ 4,908
Goodwill recognized on acquisition	2,805	2,991
Amount allocated to tangible assets	425
Additional payments for acquisitions completed in previous years	1,304
Number of acquisitions completed		2
Fair market value of contingent consideration for one acquisition		800
Downward adjustment in fair value of the contingent consideration	676
Acquisition completed in 2004
Acquisitions and intangible assets
Additional payments for acquisitions completed in previous years	1,200
Developed technology
Acquisitions and intangible assets
Amount allocated to intangible assets	2,900	700
Amortization period	5 years	5 years
Software
Acquisitions and intangible assets
Cash purchase price	1,200
Amortization period	5 years
Patents
Acquisitions and intangible assets
Amortization period	6 years
Agreement extension consideration	7,000
In process research and development
Acquisitions and intangible assets
Amount allocated to intangible assets		$ 2,100